INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible assets
Intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Gross carrying amount
Trade names	48,908	48,908
Brand	5,920	5,920
Student populations	39,818	39,818
Software	33,770	35,421
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	202,986	204,637
Less: Accumulated amortization
Trade names	-	-
Brand	-	-
Student populations	(37,580)	(38,476)
Software	(32,712)	(34,200)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(3,554)	(4,062)
Favorable leases	(26,268)	(29,384)
Non-compete agreements	(833)	(833)
	(106,217)	(112,225)
Intangible assets, net
Trade names	48,908	48,908
Brand	5,920	5,920
Student populations	2,238	1,342
Software	1,058	1,221
Customer relationships	-	-
Cooperative agreements	1,676	1,168
Favorable leases	36,969	33,853
Non-compete agreements	-	-
	96,769	92,412

Schedule of estimated amortization expenses of intangible assets for future annual periods	Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2019	4,598
2020	4,514
2021	3,569
2022	3,370
2023	3,316
Thereafter	18,217
Total	37,584